SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	0 Months Ended				1 Months Ended	0 Months Ended
	Mar. 12, 2014 Demand Promissory Note [Member]	Jan. 14, 2014 Eltoprazine In-License Agreement [Member] PGI Drug Discovery, LLC [Member]	Jan. 14, 2014 Service Agreement [Member] PGI Drug Discovery, LLC [Member]	Jan. 14, 2014 Securities Purchase Agreement [Member] PGI Drug Discovery, LLC [Member]	Feb. 28, 2014 Option Agreement [Member] University of Massachusetts [Member]	Mar. 07, 2014 Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
License Agreement Date Of Agreement		Jan. 14, 2014
Payment Of License Agreement Cost		$ 100,000
Payment Of License Agreement Milestone Development Cost		4,000,000
Payment For Clinical Trials		650,000
Payment Of License Agreement Inventory Cost		500,000
Contractual Obligation, Total			450,000
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year			150,000
Service Agreement Term			3 years
Subscriptions Of Common Stock Shares				4,000,000
Subscriptions Of Common Stock Shares Granted Period				4,000,000
Option Agreement, Date Of Agreement					Feb. 28, 2014
Option Agreement, Option Term					18 months
Payment For Option Fees					1,000
Payment For Option Retainer Fees					15,000
Purchase Agreement Date						Mar. 07, 2014
Purchase Obligation, Total						20,000,000
Purchase Of Common Stock, Shares						4,000,000
Purchase Of Common Stock,Value						400,000
Purchase Agreement Term						30 months
Additional Paid in Capital, Common Stock						19,600,000
Purchase Agreement Amount						20,000,000
Stock Issued During Period, Shares, New Issues						6,000,000
Stock Issued During Period Additional Shares Issues						3,500,000
Percentage Of Investors Subscription Amount						2.00%
Promissory Note Payable Opted To Extend Maturity Date	Mar. 12, 2014
Proceeds from Issuance or Sale of Equity, Total						500,000
Notes Issued	$ 500,000